Long-term Debt - Bank loans and notes (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Long-term debt [Line Items]
Loan amount	$ 858,068	$ 861,793
Loan amount	50,000	50,000
Commerzbank $120,000 and $26,000 facilities
Long-term debt [Line Items]
Loan amount	44,417	74,680
Credit Agricole Corporate and Investment Bank $70,000 facility
Long-term debt [Line Items]
Loan amount	52,998	54,968
ABN Amro Bank N.V. $31,000 facility
Long-term debt [Line Items]
Loan amount	0	12,800
HSH Nordbank AG $64,500 facility
Long-term debt [Line Items]
Loan amount	24,547	29,600
HSH Nordbank AG $35,000 facility
Long-term debt [Line Items]
Loan amount	31,979	33,187
Deutsche Bank AG $39,000 facility
Long-term debt [Line Items]
Loan amount	35,100	36,660
ABN $87,458 Facility
Long-term debt [Line Items]
Loan amount	71,740	76,689
Deutsche Bank $85,000 Facility
Long-term debt [Line Items]
Loan amount	79,875	82,708
HSBC $86,600 Facility
Long-term debt [Line Items]
Loan amount	80,380	83,490
CEXIM $57,360 Facility
Long-term debt [Line Items]
Loan amount	0	0
HSBC $20,000 Dioriga Facility
Long-term debt [Line Items]
Loan amount	18,600	19,300
NIBC $32,000 Facility
Long-term debt [Line Items]
Loan amount	0	0
BNP $32,480 Facility
Long-term debt [Line Items]
Loan amount	31,406	32,480
Excel Vessel Bridge Facility
Long-term debt [Line Items]
Loan amount	0	56,161
DVB $24,750 Facility
Long-term debt [Line Items]
Loan amount	22,950	24,750
Excel Vessel CiT Facility
Long-term debt [Line Items]
Loan amount	0	30,000
Sinosure Facility
Long-term debt [Line Items]
Loan amount	37,366	0
Citi Facility
Long-term debt [Line Items]
Loan amount	87,329	51,478
Heron Vessels Facility
Long-term debt [Line Items]
Loan amount	21,589	24,567
DNB $120,000 Facility
Long-term debt [Line Items]
Loan amount	106,712	88,275
DVB $31,000 Deep Blue Facility
Long-term debt [Line Items]
Loan amount	28,680	0
DNB-SEB-CEXIM $227,500 Facility
Long-term debt [Line Items]
Loan amount	32,400	0
8.00% 2019 Notes
Long-term debt [Line Items]
Loan amount	$ 50,000	$ 50,000